Stock-Based Compensation - Schedule of Activity under 2009 Plan and 2019 Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares Available for Grant
Shares Available for Grant, Beginning balance	392,299	426,370	887,885
Shares Available for Grant, Awards authorized		691,503	1,352,677
Shares Available for Grant, Options granted		(1,015,963)	(1,974,589)
Shares Available for Grant, Options cancelled		290,389	160,397
Shares Available for Grant, Ending balance		392,299	426,370
Number of Shares
Number of Shares, Beginning balance	3,636,358	3,108,604	1,365,934
Number of Shares, Options granted	442,858	1,015,963	1,974,589
Number of Shares, Options exercised	(386,309)	(197,820)	(71,522)
Number of Shares, Options cancelled	(34,471)	(290,389)	(160,397)
Number of Shares, Ending balance	3,658,436	3,636,358	3,108,604
Number of Shares, Vested and exercisable	1,831,368	1,585,273
Number of Shares, Vested and expected to vest		3,636,358
Weighted-Average Exercise Price Per Share
"Weighted-Average Exercise Price Per Share, Beginning balance, shares	$ 3.54	$ 2.81	$ 1.95
"Weighted-Average Exercise Price Per Share, Options granted	14.69	5.25	3.42
Weighted-Average Exercise Price Per Share, Options exercised	2.65	2.20	1.95
Weighted-Average Exercise Price Per Share, Options cancelled	3.49	3.42	2.44
Weighted-Average Exercise Price Per Share, Ending balance	4.95	3.54	$ 2.81
Weighted-Average Exercise Price Per Share, Vested and exercisable	$ 3.14	2.68
Weighted-Average Exercise Price Per Share, Vested and expected to vest		$ 3.54
Weighted-Average Remaining Term (in years)
Weighted-Average Remaining Term (in years), Balance	7 years 6 months 7 days	7 years 9 months 14 days	8 years 10 days
Weighted-Average Remaining Term (in years), vested and exercisable	6 years 7 months 2 days	6 years 6 months
Weighted-Average Remaining Term (in years), Vested and expected to vest		7 years 9 months 14 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Balance	$ 91,339	$ 11,267	$ 3,647	$ 2,011
Aggregate Intrinsic Value, Vested and exercisable	$ 49,068	6,249
Aggregate Intrinsic Value, Vested and expected to vest		$ 11,267